Description Of The Business And Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2010
Description Of The Business And Summary Of Significant Accounting Policies [Abstract]
Business
  a)  Business

    We are one of the leading providers of offshore contract drilling services to the international oil and gas industry. We have one of the largest and most capable offshore drilling rig fleets in the world comprised of 46 drilling rigs, including 40 jackup rigs, five ultra-deepwater semisubmersible rigs and one barge rig. Additionally, we have three ultra-deepwater semisubmersible rigs and two ultra-high specification harsh environment jackup rigs under construction.  We drill and complete offshore oil and natural gas wells for major international, government-owned and independent oil and gas companies on a "day rate" contract basis, under which we provide our drilling rigs and rig crews and receive a fixed amount per day for drilling the well. Our customers bear substantially all of the ancillary costs of constructing the well and supporting drilling operations, as well as the economic risk relative to the success of the well.

    Our contract drilling operations are integral to the exploration, development and production of oil and natural gas. Our business levels and corresponding operating results are significantly affected by worldwide levels of offshore exploration and development spending by oil and gas companies. Such spending may fluctuate substantially from year-to-year and from region-to-region based on various social, political, economic and environmental factors. See "Note 13 - Segment Information" for additional information on our operations by segment and geographic region.

Pending Merger With Pride
   b)  Pending Merger with Pride

    On February 6, 2011, Ensco plc entered into an Agreement and Plan of Merger with Pride International, Inc., a Delaware corporation ("Pride"), Ensco Delaware, and ENSCO Ventures LLC, a Delaware limited liability company and an indirect, wholly-owned subsidiary of Ensco ("Merger Sub"). Pursuant to the merger agreement and subject to the conditions set forth therein, Merger Sub will merge with and into Pride, with Pride as the surviving entity and an indirect, wholly-owned subsidiary of Ensco (the "Merger").  As a result of the merger, which was completed on May 31, 2011 (the "Merger Date"), each outstanding share of Pride's common stock (other than shares of common stock held directly or indirectly by Ensco, Pride or any wholly-owned subsidiary of Ensco or Pride (which will be cancelled as a result of the merger), those shares with respect to which appraisal rights under Delaware law are properly exercised and not withdrawn and other shares held by certain U.K. residents if determined by Ensco) will be converted into the right to receive $15.60 in cash and 0.4778 Ensco ADSs. Under certain circumstances, U.K. residents may receive all cash consideration as a result of compliance with legal requirements.

    We estimate that the total consideration to be delivered in the merger to be approximately $7,400.0 million, consisting of $2,800.0 million of cash, the delivery of approximately 86.0 million Ensco ADSs (assuming that no Pride employee stock options are exercised before the closing of the merger) with an aggregate value of $4,550.0 million based on the closing price of Ensco ADSs of $52.88 on February 15, 2011 and the estimated fair value of $45.0 million of Pride employee stock options assumed by Ensco.  The value of the merger consideration will fluctuate based upon changes in the price of Ensco ADSs and the number of shares of Pride common stock and employee options outstanding on the closing date. The merger agreement and the merger were approved by the respective Boards of Directors of Ensco and Pride.  Consummation of the merger is subject to the approval of the shareholders of Ensco and the stockholders of Pride, regulatory approvals and the satisfaction or waiver of various other conditions as more fully described in the merger agreement.  Subject to receipt of required approvals, it is anticipated that the closing of the merger will occur during the second quarter of 2011.

Redomestication
  c)  Redomestication

    In December 2009, we completed a reorganization of the corporate structure of the group of companies controlled by our predecessor, ENSCO International Incorporated ("Ensco Delaware"), pursuant to which an indirect, wholly-owned subsidiary merged with Ensco Delaware, and Ensco plc became our publicly-held parent company incorporated under English law (the "redomestication"). In connection with the redomestication, each issued and outstanding share of common stock of Ensco Delaware was converted into the right to receive one American depositary share ("ADS" or "share"), each representing one Class A ordinary share, par value U.S. $0.10 per share, of Ensco plc. The ADSs are governed by a deposit agreement with Citibank, N.A. as depositary and trade on the New York Stock Exchange (the "NYSE") under the symbol "ESV," the symbol for Ensco Delaware common stock before the redomestication. We are now incorporated under English law as a public limited company and have relocated our principal executive offices to London, England. Unless the context requires otherwise, the terms "Ensco," "Company," "we," "us" and "our" refer to Ensco plc together with all subsidiaries and predecessors.

    The redomestication was accounted for as an internal reorganization of entities under common control and, therefore, Ensco Delaware's assets and liabilities were accounted for at their historical cost basis and not revalued in the transaction. We remain subject to the U.S. Securities and Exchange Commission (the "SEC") reporting requirements, the mandates of the Sarbanes-Oxley Act and the applicable corporate governance rules of the NYSE, and we will continue to report our consolidated financial results in U.S. dollars and in accordance with U.S. generally accepted accounting principles ("GAAP"). We also must comply with additional reporting requirements of English law.

Basis Of Presentation - U.K. Companies Act 2006 Section 435 Statement
   d)  Basis of Presentation—U.K. Companies Act 2006 Section 435 Statement

    The accompanying consolidated financial statements have been prepared in accordance with GAAP, which the directors consider to be the most meaningful presentation of results of operations and financial position of Ensco plc and its subsidiaries.  The accompanying consolidated financial statements do not constitute statutory accounts required by the U.K. Companies Act 2006, which for year ended December 31, 2010 will be prepared in accordance with generally accepted accounting principles in the U.K. and delivered to the Registrar of Companies in the U.K. following the annual general meeting of shareholders.  The U.K. statutory accounts are expected to include an unqualified auditor's report, which is not expected to contain any references to matters to which the auditors drew attention by way of emphasis without qualifying the report or any statements under Sections 498(2) or 498(3) of the U.K. Companies Act 2006.

Principles Of Consolidation
  e)  Principles of Consolidation

    The accompanying consolidated financial statements include the accounts of Ensco plc and its majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. Certain previously reported amounts have been reclassified to conform to the current year presentation.

Pervasiveness Of Estimates
    f)  Pervasiveness of Estimates

    The preparation of financial statements in conformity with GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, the related revenues and expenses and disclosures of gain and loss contingencies as of the date of the financial statements. Actual results could differ from those estimates.

Foreign Currency Remeasurement
    g)  Foreign Currency Remeasurement

    Our functional currency is the U.S. dollar. As is customary in the oil and gas industry, a majority of our revenues are denominated in U.S. dollars, however, a portion of the expenses incurred by our non-U.S. subsidiaries are denominated in currencies other than the U.S. dollar ("foreign currencies"). These transactions are remeasured in U.S. dollars based on a combination of both current and historical exchange rates. Transaction gains and losses, including certain gains and losses on our derivative instruments, are included in other income (expense), net, in our consolidated statement of income. We incurred net foreign currency exchange gains of $3.5 million and $2.6 million and net foreign currency exchange losses of $10.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Cash Equivalents And Short-Term Investments
    h)  Cash Equivalents and Short-Term Investments

    Highly liquid investments with maturities of three months or less at the date of purchase are considered cash equivalents. Highly liquid investments with maturities of greater than three months but less than one year as of the date of purchase are classified as short-term investments.

Property And Equipment
    i)  Property and Equipment

    All costs incurred in connection with the acquisition, construction, enhancement and improvement of assets are capitalized, including allocations of interest incurred during periods that our drilling rigs are under construction or undergoing major enhancements and improvements. Repair and maintenance costs are charged to contract drilling expense in the period in which they occur. Upon sale or retirement of assets, the related cost and accumulated depreciation are removed from the balance sheet and the resulting gain or loss is included in contract drilling expense.

    Our property and equipment is depreciated on the straight-line method, after allowing for salvage values, over the estimated useful lives of our assets. Drilling rigs and related equipment are depreciated over estimated useful lives ranging from 4 to 30 years. Buildings and improvements are depreciated over estimated useful lives ranging from 2 to 30 years. Other equipment, including computer and communications hardware and software costs, is depreciated over estimated useful lives ranging from 2 to 6 years.

    We evaluate the carrying value of our property and equipment for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. For property and equipment used in our operations, recoverability is generally determined by comparing the carrying value of an asset to the expected undiscounted future cash flows of the asset. If the carrying value of an asset is not recoverable, the amount of impairment loss is measured as the difference between the carrying value of the asset and its estimated fair value. Property and equipment held for sale is recorded at the lower of net book value or net realizable value.

    We recorded no impairment charges during the three-year period ended December 31, 2010, except for the impairment of  ENSCO I as further discussed in "Note 2 - Property and Equipment."  However, if the global economy were to deteriorate and/or the offshore drilling industry were to incur a significant prolonged downturn, it is reasonably possible that impairment charges may occur with respect to specific individual rigs, groups of rigs, such as a specific type of drilling rig, or rigs in a certain geographic location.

Goodwill
    j)  Goodwill

    In connection with the Merger and resulting management reorganization, we evaluated our then-current core assets and operations and organized them into three segments based on water depth operating capabilities. Accordingly, we now consider our business to consist of three reportable segments: (1) Deepwater, which consists of our rigs capable of drilling in water depths of 4,500 feet or greater, (2) Midwater, which consists of our semisubmersible rigs capable of drilling in water depths of 4,499 feet or less and (3) Jackup, which consists of our jackup rigs capable of operating in water depths up to 400 feet. Each of our three reportable segments provides one service, contract drilling.

    As a result of our 2011 reorganization to three reportable segments and reporting units resulting from the Merger, we retrospectively reassigned our pre-existing goodwill to our reporting units as follows (in millions):

Deepwater	$143.6
Midwater*	--
Jackup	192.6
Total	$336.2

*	Prior to the Merger Date, our rig fleet did not consist of midwater rigs. Therefore, no pre-existing goodwill was reassigned to the Midwater reporting unit as of December 31, 2010.

    Goodwill is not allocated to operating segments in the measure of segment assets regularly reported to and used by management. No goodwill was acquired or disposed of during the three-year period ended December 31, 2010.

    We test goodwill for impairment on an annual basis as of December 31 of each year or when events or changes in circumstances indicate that a potential impairment exists. The goodwill impairment test requires us to identify reporting units and estimate each unit's fair value as of the testing date. In most instances, our calculation of the fair value of our reporting units is based on estimates of future discounted cash flows to be generated by our drilling rigs.

    We determined there was no impairment of goodwill as of December 31, 2010.  However, if the global economy deteriorates and the offshore drilling industry were to incur a significant prolonged downturn, it is reasonably possible that our expectations of future cash flows may decline and ultimately result in impairment of our goodwill. Additionally, a significant decline in the market value of our shares could result in a goodwill impairment.

Operating Revenues And Expenses
    k)  Operating Revenues and Expenses

    Substantially all of our drilling contracts ("contracts") are performed on a day rate basis, and the terms of such contracts are typically for a specific period of time or the period of time required to complete a specific task, such as drill a well. Contract revenues and expenses are recognized on a per day basis, as the work is performed. Day rate revenues are typically earned, and contract drilling expense is typically incurred, on a uniform basis over the terms of our contracts.

    In connection with some contracts, we receive lump-sum fees or similar compensation for the mobilization of equipment and personnel prior to the commencement of drilling services or the demobilization of equipment and personnel upon contract completion. Fees received for the mobilization or demobilization of equipment and personnel are included in operating revenues. The costs incurred in connection with the mobilization and demobilization of equipment and personnel are included in contract drilling expense.

    Mobilization fees received and costs incurred are deferred and recognized on a straight-line basis over the period that the related drilling services are performed. Demobilization fees and related costs are recognized as incurred upon contract completion. Costs associated with the mobilization of equipment and personnel to more promising market areas without contracts are expensed as incurred.

    Deferred mobilization costs were included in other current assets and other assets, net, on our consolidated balance sheets and totaled $51.0 million and $52.7 million as of December 31, 2010 and 2009, respectively. Deferred mobilization revenue was included in accrued liabilities and other, and other liabilities on our consolidated balance sheets and totaled $82.8 million and $99.3 million as of December 31, 2010 and 2009, respectively.

    In connection with some contracts, we receive up-front lump-sum fees or similar compensation for capital improvements to our drilling rigs. Such compensation is deferred and recognized as revenue over the period that the related drilling services are performed. The cost of such capital improvements is capitalized and depreciated over the useful life of the asset. Deferred revenue associated with capital improvements was included in accrued liabilities and other, and other liabilities on our consolidated balance sheets and totaled $27.4 million and $22.5 million as of December 31, 2010 and 2009, respectively.

    We must obtain certifications from various regulatory bodies in order to operate our drilling rigs and must maintain such certifications through periodic inspections and surveys. The costs incurred in connection with maintaining such certifications, including inspections, tests, surveys and drydock, as well as remedial structural work and other compliance costs, are deferred and amortized over the corresponding certification periods. Deferred regulatory certification and compliance costs were included in other current assets and other assets, net, on our consolidated balance sheets and totaled $7.0 million and $9.7 million as of December 31, 2010 and 2009, respectively.

    In certain countries in which we operate, taxes such as sales, use, value-added, gross receipts and excise may be assessed by the local government on our revenues. We generally record our tax-assessed revenue transactions on a net basis in our consolidated statement of income.

Derivative Instruments
    l)  Derivative Instruments

    We use foreign currency forward contracts ("derivatives") to reduce our exposure to various market risks, primarily foreign currency exchange rate risk. See "Note 5 - Derivative Instruments" for additional information on how and why we use derivatives.

    All derivatives are recorded on our consolidated balance sheet at fair value. Accounting for the gains and losses resulting from changes in the fair value of derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. Derivatives qualify for hedge accounting when they are formally designated as hedges and are effective in reducing the risk exposure that they are designated to hedge. Our assessment of hedge effectiveness is formally documented at hedge inception, and we review hedge effectiveness and measure any ineffectiveness throughout the designated hedge period on at least a quarterly basis.

    Changes in the fair value of derivatives that are designated as hedges of the fair value of recognized assets or liabilities or unrecognized firm commitments ("fair value hedges") are recorded currently in earnings and included in other income (expense), net, in our consolidated statement of income. Changes in the fair value of derivatives that are designated as hedges of the variability in expected future cash flows associated with existing recognized assets or liabilities or forecasted transactions ("cash flow hedges") are recorded in accumulated other comprehensive income (loss) ("AOCI"). Amounts recorded in AOCI associated with cash flow hedges are subsequently reclassified into contract drilling, depreciation or interest expense as earnings are affected by the underlying hedged forecasted transactions.

    Gains and losses on a cash flow hedge, or a portion of a cash flow hedge, that no longer qualifies as effective due to an unanticipated change in the forecasted transaction are recognized currently in earnings and included in other income (expense), net, in our consolidated statement of income based on the change in the fair value of the derivative. When a forecasted transaction is no longer probable of occurring, gains and losses on the derivative previously recorded in AOCI are reclassified currently into earnings and included in other income (expense), net, in our consolidated statement of income.

    We occasionally enter into derivatives that hedge the fair value of recognized assets or liabilities, but do not designate such derivatives as hedges or the derivatives otherwise do not qualify for hedge accounting. In these situations, there generally is a natural hedging relationship where changes in the fair value of the derivatives offset changes in the fair value of the underlying hedged items. Changes in the fair value of these derivatives are recognized currently in earnings in other income (expense), net, in our consolidated statement of income.

    Derivatives with asset fair values are reported in other current assets or other assets, net, on our consolidated balance sheets depending on maturity date. Derivatives with liability fair values are reported in accrued liabilities and other, or other liabilities on our consolidated balance sheets depending on maturity date.

Income Taxes
    m)  Income Taxes

    We conduct operations and earn income in numerous countries and are subject to the laws of taxing jurisdictions within those countries, including U.K. and U.S. tax laws. Current income taxes are recognized for the amount of taxes payable or refundable based on the laws and income tax rates in the taxing jurisdictions in which operations are conducted and income is earned.

    Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of our assets and liabilities using the enacted tax rates in effect at year-end. A valuation allowance for deferred tax assets is recorded when it is more-likely-than-not that the benefit from the deferred tax asset will not be realized.

    In many of the jurisdictions in which we operate, tax laws relating to the offshore drilling industry are not well developed and change frequently. Furthermore, we may enter into transactions with affiliates or employ other tax planning strategies that generally are subject to complex tax regulations. As a result of the foregoing, the tax liabilities and assets we recognize in our financial statements may differ from the tax positions taken, or expected to be taken, in our tax returns. Our tax positions are evaluated for recognition using a more-likely-than-not threshold, and those tax positions requiring recognition are measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon effective settlement with a taxing authority that has full knowledge of all relevant information. Interest and penalties relating to income taxes are included in current income tax expense in our consolidated statement of income. See "Note 10 - Income Taxes" for additional information on our unrecognized tax benefits.

    Our drilling rigs frequently move from one taxing jurisdiction to another based on where they are contracted to perform drilling services. The movement of drilling rigs among taxing jurisdictions may involve a transfer of drilling rig ownership among our subsidiaries. The pre-tax profit resulting from intercompany rig sales is eliminated and the carrying value of rigs sold in intercompany transactions remains at the historical net depreciated cost prior to the transaction. Our consolidated financial statements do not reflect the asset disposition transaction of the selling subsidiary or the asset acquisition transaction of the acquiring subsidiary. Income taxes resulting from the transfer of drilling rig ownership among subsidiaries, as well as the tax effect of any reversing temporary differences resulting from the transfers, are deferred and amortized on a straight-line basis over the remaining useful life of the rig.

    In some instances, we may determine that certain temporary differences will not result in a taxable or deductible amount in future years, as it is more-likely-than-not we will commence operations and depart from a given taxing jurisdiction without such temporary differences being recovered or settled. Under these circumstances, no future tax consequences are expected and no deferred taxes are recognized in connection with such operations. We evaluate these determinations on a periodic basis and, in the event our expectations relative to future tax consequences change, the applicable deferred taxes are recognized.

    We do not provide deferred taxes on the undistributed earnings of our U.S. subsidiary and predecessor, Ensco Delaware, because our policy and intention is to reinvest such earnings indefinitely or until such time that they can be distributed in a tax-free manner. We do not provide deferred taxes on the undistributed earnings of Ensco Delaware's non-U.S. subsidiaries because our policy and intention is to reinvest such earnings indefinitely.   See "Note 10 - Income Taxes" for additional information on the undistributed earnings of Ensco Delaware's non-U.S. subsidiaries.

Share-Based Compensation
    n)  Share-Based Compensation

    We sponsor share-based compensation plans that provide equity compensation to our employees, officers and directors. Share-based compensation cost is measured at fair value on the date of grant and recognized on a straight-line basis over the requisite service period (usually the vesting period). The amount of compensation cost recognized in our consolidated statement of income is based on the awards ultimately expected to vest and, therefore, reduced for estimated forfeitures. All changes in estimated forfeitures are based on historical experience and are recognized as a cumulative adjustment to compensation cost in the period in which they occur. See "Note 9 - Benefit Plans" for additional information on our share-based compensation.

Fair Value Measurements
    o)  Fair Value Measurements

    We measure certain of our assets and liabilities based on a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy assigns the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities ("Level 1") and the lowest priority to unobservable inputs ("Level 3"). Level 2 measurements are inputs that are observable for assets or liabilities, either directly or indirectly, other than quoted prices included within Level 1.

    Our auction rate securities, marketable securities held in our supplemental executive retirement plans ("SERP") and derivatives are measured at fair value on a recurring basis.  Our auction rate securities are measured at fair value using an income approach valuation model (Level 3 inputs) to estimate the price that will be received in exchange for our auction rate securities in an orderly transaction between market participants ("exit price"). The exit price is derived as the weighted-average present value of expected cash flows over various periods of illiquidity, using a risk-adjusted discount rate that is based on the credit risk and liquidity risk of our auction rate securities. See "Note 3 - Long-Term Investments" for additional information on our auction rate securities, including a description of the securities and underlying collateral, a discussion of the uncertainties relating to their liquidity and our accounting treatment.

    Assets held in our SERP are measured at fair value based on quoted market prices (Level 1 inputs). Our derivatives are measured at fair value based on market prices that are generally observable for similar assets and liabilities at commonly quoted intervals (Level 2 inputs). See "Note 5 - Derivative Instruments" for additional information on our derivative instruments, including a description of our foreign currency hedging activities and related methods used to manage foreign currency exchange rate risk.

    See "Note 8 - Fair Value Measurements" for additional information on the fair value measurement of certain of our assets and liabilities.

Earnings Per Share
    p)  Earnings Per Share

    We compute basic and diluted earnings per share ("EPS") in accordance with the two-class method. Net income attributable to Ensco used in our computations of basic and diluted EPS is adjusted to exclude net income allocated to non-vested shares granted to our employees and non-employee directors. Weighted-average shares outstanding used in our computation of diluted EPS includes the dilutive effect of share options using the treasury stock method and excludes non-vested shares.

    The following table is a reconciliation of net income attributable to Ensco shares used in our basic and diluted EPS computations for each of the years in the three-year period ended December 31, 2010 (in millions):

	2010	2009	2008

Net income attributable to Ensco	579.5	$779.4	$1,150.8
Net income allocated to non-vested share awards	(7.4)	(9.7)	(12.6)
Net income attributable to Ensco shares	572.1	$769.7	$1,138.2

    The following table is a reconciliation of the weighted-average shares used in our basic and diluted earnings per share computations for each of the years in the three-year period ended December 31, 2010 (in millions):

	2010	2009	2008

Weighted-average shares - basic	141.0	140.4	141.6
Potentially dilutive share options	.0	.1	.3
Weighted-average shares - diluted	141.0	140.5	141.9

    Antidilutive share options totaling 1.1 million for each of the years ended December 31, 2010 and 2009 and 746,000 for the year ended December 31, 2008 were excluded from the computation of diluted EPS.

Noncontrolling Interests
    q)  Noncontrolling Interests

    Noncontrolling interests are classified as equity on our consolidated balance sheet and net income attributable to noncontrolling interests is presented separately on our consolidated statement of income. In our Asia Pacific operating segment, local third parties hold a noncontrolling ownership interest in three of our subsidiaries.

Income from continuing operations attributable to Ensco for each of the years in the three-year period ended December 31, 2010 was as follows (in millions):

	2010	2009	2008

Income from continuing operations	$548.5	$755.2	$1,053.3
Income from continuing operations attributable to noncontrolling interests	(6.2)	(4.2)	(5.1)
Income from continuing operations attributable to Ensco	$542.3	$751.0	$1,048.2

    Income from discontinued operations, net, attributable to Ensco for each of the years in the three-year period ended December 31, 2010 was as follows:

	2010	2009	2008

Income from discontinued operations	$37.4	$29.3	$103.4
Income from discontinued operations attributable to noncontrolling interests	(.2)	(.9)	(.8)
Income from discontinued operations attributable to Ensco	$37.2	$28.4	$102.6